SHAREHOLDERS' EQUITY (Schedule of share options outstanding and exercisable under 2008 Plan) (Details) - $ / shares		1 Months Ended						12 Months Ended
	Jun. 08, 2023	Apr. 30, 2022	May 31, 2021	Feb. 23, 2021	Jan. 31, 2021	Nov. 30, 2020	Sep. 30, 2019	Dec. 31, 2023	Dec. 31, 2022
Number of options
Granted	18,000			30,000
2008 Plan [Member]
Number of options
Options outstanding								15,388
Granted		16,446	5,107		13,365	26,730	5,117	0
Exercised								0
Forfeited								0
Options outstanding								15,388	15,388
Exercisable at the end of the year								15,388
Weighted-average exercise price
Outstanding at the beginning of the year								$ 2.4
Granted	$ 5.89	$ 10.6	$ 30.1		$ 57.4	$ 57.4	$ 33.4	0
Exercised								0
Forfeited								0
Outstanding at the end of the year								2.4	$ 2.4
Exercisable at the end of the year								$ 2.4
Weighted-average remaining contractual term
Outstanding at the beginning of the year								3 months
Granted									1 year 3 months
Exercisable at the end of the year								3 months
Plan Twenty Thousand Nineteen [Member]
Number of options
Options outstanding								133,994
Granted								54,000
Exercised								0
Forfeited								0
Options outstanding								187,994	133,994
Exercisable at the end of the year								138,274
Weighted-average exercise price
Outstanding at the beginning of the year								$ 14.4
Granted		$ 10.6						5.89
Exercised								0
Outstanding at the end of the year								11.94	$ 14.4
Exercisable at the end of the year								$ 13.44
Weighted-average remaining contractual term
Outstanding at the beginning of the year								8 years 6 months 21 days
Granted								9 years 5 months 8 days	9 years 4 months 20 days
Exercisable at the end of the year								8 years 8 months 8 days